Note 4 - Investment in GRC	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
4.	Investment in GRC

Following the Company's loss of control over GRC, the Company remeasured the value of its retained investment at fair value and recognized a gain of $118,200,828. The Company initially measured its 20 million share interest in GRC at $5.92 (US$4.72) per share, based on the closing price of GRC common shares on March 11, 2021 (the "IPO Closing Date").

Gain on remeasurement of GRC shares

($)
Fair value of investment in GRC	118,311,520
GRC net asset value - March 11, 2021	110,692
Gain on loss of control over GRC	118,200,828

The changes in the investment in GRC, when accounted for as an investment in associate from March 11, 2021 to November 5, 2021 are as follows:

During the year ended November 30, 2021, the Company recorded a net gain on ownership dilution of $5,169,003, which was recorded within share of loss in associate in the consolidated statements of comprehensive income (loss). The net gain on ownership dilution was recognized upon the Company remeasuring its share of GRC's net assets following the acquisitions of Ely Gold, Abitibi and Golden Valley by GRC.

($)
Investment in GRC - March 11, 2021	118,311,520
Share of loss in GRC	(8,099,526)
Share of OCI in GRC	(857,238)
Gain on ownership interest dilution	5,169,003
Derecognition of investment in associate - November 5, 2021	(114,523,759)
Balance at end of year	-

On November 5, 2021, the Company ceased to exercise significant influence over GRC and the $114,523,759 investment in associate was derecognized. As a result of the discontinuation of equity accounting, the Company remeasured the value of its retained investment at a fair value of $120,832,900 and recognized a gain of $5,451,903 as a result of the remeasurement of the GRC shares of $6,309,141 and the reclassification of $857,238 from other comprehensive income to profit and loss. After the November 5, 2021 remeasurement of the investment in GRC at fair value, it is subsequently being measured at FVTOCI.

The gains on remeasurement of investment in GRC for the year ended November 30, 2021 consist of the following:

($)
Gain on loss of control over GRC	118,200,828
Gain on loss of significant influence over GRC	6,309,141
Foreign currency adjustment reclassified to net income	(857,238)
Gains on remeasurement of investment in GRC	123,652,731

The changes in investment in GRC, when accounted for at FVTOCI from November 5, 2021 to November 30, 2021 are as follows:

November 30,
2021
($)
Balance at November 30, 2020	-
Initial recognition of investment in GRC	120,832,900
Unrealized gain - November 5, 2021 to November 30, 2021	9,257,320
Balance at end of year	130,090,220

Investment in GRC is recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. During the year ended November 30, 2021, the Company recorded an unrealized gain of $9,257,320 in other comprehensive income relating to the investment in GRC. The GRC shares are pledged as security for the margin loan (Note 9).